Intangible Asset (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares
Intangible Asset [Abstract]
Cash payment	$ 4,540
Exceeds	1,120
Purchase costs	321
Warrants to purchase	$ 15,000
Exercise price (in Dollars per share) | $ / shares	$ 7
Exercise period	5 years
Gross sales	$ 100,000
Price (in Dollars per share) | $ / shares	$ 10
Amount total	$ 4,861
Amortized over period	10 years
Intangible asset	$ 144